Stock Incentive Plans (Details) - Schedule of operations and comprehensive loss - Operating Expenses [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of operations and comprehensive loss [Abstract]
Cost of revenue	$ 99
Sales and marketing	2,794	509
Research and development	13,986	4,434
General and administrative	11,913	1,379
Total	$ 28,792	$ 6,322